UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         05/14/99
       ------------------------   ------------------------------  ------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
            -------------       ----------------------------------------
        [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:       $900,500
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              -------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----

FIRST WORLD COMM. INC  CORPORATE               16,928  45,750,000 (SH)    (SOLE)           45,750,000 (SOLE)

AT AND T CORP          COMMON STK  001957208   18,143     345,000 (SH)    (SOLE)              345,000 (SOLE)

ALKERMES INC           COMMON STK  01642T108   20,710     760,000 (SH)    (SOLE)              760,000 (SOLE)

AMERICAN EXPRESS       COMMON STK  025816109   17,663     150,000 (SH)    (SOLE)              150,000 (SOLE)

AMERICAN ONCOLOGY RES. COMMON STK  028910107    2,700     300,000 (SH)    (SOLE)              300,000 (SOLE)

APRIA HEALTHCARE GROUP COMMON STK  037933108    4,453     375,000 (SH)    (SOLE)              375,000 (SOLE)

ASSOCIATED GROUP       COMMON STK  045651205   27,645     570,000 (SH)    (SOLE)              570,000 (SOLE)

BANKAMERICA            COMMON STK  060505104   22,953     325,000 (SH)    (SOLE)              325,000 (SOLE)

CBT GROUP PLC ADS      COMMON STK  124853300    6,805     595,000 (SH)    (SOLE)              595,000 (SOLE)

CNA FINANCIAL CORP     COMMON STK  126117100    8,927     230,000 (SH)    (SOLE)              230,000 (SOLE)

CNF TRANSPORTATION     COMMON STK  12612W104   13,423     355,000 (SH)    (SOLE)              355,000 (SOLE)

CHIREX CORP            COMMON STK  170038103   16,905     690,000 (SH)    (SOLE)              690,000 (SOLE)

CISCO SYSTEM           COMMON STK  17275R102   16,982     155,000 (SH)    (SOLE)              155,000 (SOLE)

COMDISCO INC           COMMON STK  200336105   10,278     575,000 (SH)    (SOLE)              575,000 (SOLE)

COMPAQ COMPUTER        COMMON STK  204493100   40,391   1,250,000 (SH)(C) (SOLE)            1,250,000 (SOLE)

COMPUWARE              COMMON STK  205638109   13,131     550,000 (SH)    (SOLE)              550,000 (SOLE)

CONVERSE TECHNOLOGY    COMMON STK  205862402    2,635      31,000 (SH)    (SOLE)               31,000 (SOLE)

CRITICAL PATH          COMMON STK  22674V100    8,470     110,000 (SH)    (SOLE)              110,000 (SOLE)

CYBERSHOP INTL         COMMON STK  23251X105    2,175     150,000 (SH)    (SOLE)              150,000 (SOLE)

DANKA BUSINESS SYS PLC COMMON STK  236277109   20,800   4,160,000 (SH)    (SOLE)            4,160,000 (SOLE)

FIRSTWORLD COMM. INC   COMMON WAR  337625115      458      45,750 (SH)    (SOLE)               45,750 (SOLE)

FLASHNET COMM. INC.    COMMON STK  338527104    8,019     195,000 (SH)    (SOLE)              195,000 (SOLE)

FOREST LABS INC        COMMON STK  345838106   22,240     394,500 (SH)    (SOLE)              394,500 (SOLE)

GENERAL INSTRUMENT     COMMON STK  370120107   15,156     500,000 (SH)    (SOLE)              500,000 (SOLE)

GILEAD SCIENCES INC    COMMON STK  375558103   25,253     555,000 (SH)    (SOLE)              555,000 (SOLE)

GLOBALSTAR TELECOM     COMMON STK  37936U104    3,977      71,100 (SH)    (SOLE)               71,100 (SOLE)

HNC SOFTWARE           COMMON STK  40425P107    7,860     240,000 (SH)    (SOLE)              240,000 (SOLE)

HYPERION TELE.         COMMON STK  44914K306    8,184     675,000 (SH)    (SOLE)              675,000 (SOLE)

ICG COMMUNICATIONS     COMMON STK  449246107   44,400   2,220,000 (SH)    (SOLE)            2,220,000 (SOLE)

IXC COMMUNICATIONS INC COMMON STK  450713102    5,734     125,000 (SH)    (SOLE)              125,000 (SOLE)

JONES APPAREL GROUP    COMMON STK  480074103   13,829     495,000 (SH)    (SOLE)              495,000 (SOLE)

MCI WORLDCOM           COMMON STK  55268B106   31,883     360,000 (SH)    (SOLE)              360,000 (SOLE)

MARSH & MCLENNAN       COMMON STK  571748102   24,503     330,000 (SH)    (SOLE)              330,000 (SOLE)

MEDAPHIS CORP          COMMON STK  584028104   12,188   5,000,000 (SH)    (SOLE)            5,000,000 (SOLE)

MEDIAONE GROUP INC     COMMON STK  58440J104   26,961     425,000 (SH)    (SOLE)              425,000 (SOLE)

METRIS COMPANIES INC   COMMON STK  591598107    6,056     150,000 (SH)    (SOLE)              150,000 (SOLE)

METRIS COMPANIES INC   COMMON STK  591598107    1,009      25,000 (SH)(C) (SOLE)               25,000 (SOLE)

MONSANTO CORP          COMMON STK  611662107   12,633     275,000 (SH)    (SOLE)              275,000 (SOLE)

MONSANTO CORP          PREFER STK  611662305   16,275     350,000 (SH)    (SOLE)              350,000 (SOLE)

MOTOROLA               COMMON STK  620076109   16,481     225,000 (SH)    (SOLE)              225,000 (SOLE)

SEAGULL ENERGY CORP    COMMON STK  67481E106   17,031   2,500,000 (SH)    (SOLE)            2,500,000 (SOLE)

OUTBACK STEAKHOUSE INC COMMON STK  689899102   29,311     895,000 (SH)    (SOLE)              895,000 (SOLE)

PARK PLACE ENTERTAINM  COMMON STK  700690100   13,423   1,775,000 (SH)    (SOLE)            1,775,000 (SOLE)

PREMISYS COMMUNICATION COMMON STK  740584107    6,426     745,000 (SH)    (SOLE)              745,000 (SOLE)

PRISON REALTY CORP     COMMON STK  74264N105   31,039   1,780,000 (SH)    (SOLE)            1,780,000 (SOLE)

QUALCOMM INC           COMMON STK  747525103   32,338     260,000 (SH)    (SOLE)              260,000 (SOLE)

SKYTEL COMMUNICATIONS  COMMON STK  83087Q104    6,484     390,000 (SH)    (SOLE)              390,000 (SOLE)

SUN MICROSYSTEMS INC   COMMON STK  866810104   12,506     100,000 (SH)    (SOLE)              100,000 (SOLE)

SUPERIOR TELECOM       COMMON STK  868365107   24,443   1,295,000 (SH)    (SOLE)            1,295,000 (SOLE)

SYBASE INC             COMMON STK  871130100    6,350     800,000 (SH)    (SOLE)              800,000 (SOLE)

TELEPHONE AND DATA SYS COMMON STK  879433100   16,913     300,000 (SH)    (SOLE)              300,000 (SOLE)

TOTAL RENAL CARE       COMMON STK  89151A107   26,400   2,400,000 (SH)    (SOLE)            2,400,000 (SOLE)

TYCO INTERNATIONAL LTD COMMON STK  902124106   43,913     600,000 (SH)(C) (SOLE)              600,000 (SOLE)

WARNER LAMBERT         COMMON STK  934488107   21,863     330,000 (SH)    (SOLE)              330,000 (SOLE)

WATSON PHARMACEUTICAL  COMMON STK  942683103    9,928     225,000 (SH)    (SOLE)              225,000 (SOLE)

WITCO                  COMMON STK  977385103    6,313     500,000 (SH)    (SOLE)              500,000 (SOLE)

FUNDTECH               COMMON STK  M47095100      603      20,000 (SH)    (SOLE)               20,000 (SOLE)

REPORT TOTALS                                 900,500



